UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    Trust Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Michael S. Smith
Title:              Executive Vice President & Manager
Phone:              620-694-2374
Signature,          Place,              and Date of Signing:
Michael S. Smith    Hutchinson, KS      January 30, 2008
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT
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                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $157,920

List of Other Included Managers:

No.  13F FILE NUMBER               NAME
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
FORM 13F INFORMATION TABLE
                                                                    VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP      (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED   NONE
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Abbott Laboratories                       COM            002824100     876    15,600 SH       DEFINED           15,600
Aflac Inc                                 COM            001055102     495     7,900 SH       DEFINED            7,900
American Express Co                       COM            025816109     260     4,998 SH       DEFINED            4,998
American International Group Inc          COM            026874107     833    14,288 SH       DEFINED           14,288
Amgen Inc                                 M              031162100     279     6,000 SH       DEFINED            6,000
AT&T Inc                                  COM            00206R102   1,212    29,151 SH       DEFINED           23,956  5,195
Bank of America Corp                      COM            060505104   2,657    64,386 SH       DEFINED           64,386
Barrick Gold Corp                         COM            067901108     245     5,830 SH       DEFINED            5,830
Berkshire Hathaway                        CL A           084670108     425         3 SH       DEFINED                3
BP PLC                                    SPONSORED ADR  055622104   1,042    14,246 SH       DEFINED           14,246
Chevron Corp                              COM            166764100     554     5,940 SH       DEFINED            5,540    400
Cisco Systems Inc                         M              17275R102     724    26,760 SH       DEFINED           25,960    800
Coca Cola Co                              COM            191216100     656    10,685 SH       DEFINED           10,685
Commerce Bancshares Inc                   COM            200525103   1,311    29,217 SH       DEFINED           29,217
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407   4,347   132,925 SH       DEFINED          132,432    493
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308   7,889   273,938 SH       DEFINED          272,880  1,058
Danaher Corp                              COM            235851102     961    10,950 SH       DEFINED           10,950
Eaton Vance Corp                          COM NON VTG    278265103     291     6,400 SH       DEFINED            6,400
Emerson Electric Co                       COM            291011104   2,048    36,147 SH       DEFINED           36,147
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506  12,749   160,663 SH       DEFINED          160,151    512
Entergy Corp New                          COM            29364G103     327     2,733 SH       DEFINED            2,733
Exxon Mobil Corp                          COM            30231G102   2,567    27,401 SH       DEFINED           27,401
Financial Select Sector SPDR              SBI INT-FINL   81369Y605  14,580   503,976 SH       DEFINED          502,277  1,699
General Electric Co                       COM            369604103   1,357    36,617 SH       DEFINED           36,617
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209  13,582   384,645 SH       DEFINED          383,919    726
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704  10,398   265,536 SH       DEFINED          264,520  1,016
International Business Machines Corp      COM            459200101     303     2,800 SH       DEFINED            2,800
iShares Comex Gold Trust                  ISHARES        464285105     635     7,700 SH       DEFINED                   7,700
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465  19,500   248,413 SH       DEFINED          247,714    699
J C Penney Co Inc                         COM            708160106     269     6,114 SH       DEFINED            6,114
Johnson & Johnson                         COM            478160104   1,405    21,066 SH       DEFINED           19,916  1,150
JPMorgan Chase & Co                       COM            46625H100     365     8,362 SH       DEFINED            8,362
Materials Select Sector SPDR              SBI MATERIALS  81369Y100   4,251   101,936 SH       DEFINED          101,628    308
McDonalds Corp                            COM            580135101   2,194    37,250 SH       DEFINED           37,250
McGraw Hill Companies Inc                 COM            580645109     252     5,760 SH       DEFINED            5,760
Medtronic Inc                             COM            585055106     357     7,100 SH       DEFINED            1,100  6,000
Microsoft Corp                            COM            594918104     624    17,540 SH       DEFINED           17,540
Minco Gold Corp F                         COM            60254D108       7    10,000 SH       DEFINED           10,000
Northern Tr Corp                          COM            665859104     244     3,192 SH       DEFINED            3,192
Pepsico Inc                               COM            713448108     546     7,190 SH       DEFINED            7,190
Pfizer Inc                                COM            717081103     521    22,900 SH       DEFINED           22,900
Powershares QQQ Trust                     UNIT SER 1     73935A104     310     6,050 SH       DEFINED            6,050
Praxair Inc                               COM            74005P104     284     3,200 SH       DEFINED            3,200
Procter & Gamble Co                       COM            742718109   2,416    32,902 SH       DEFINED           32,269    633
Southwestern Energy                       COM            845467109     501     9,000 SH       DEFINED                   9,000
Stryker Corp                              COM            863667101   1,110    14,850 SH       DEFINED           14,850
Technology Select Sector SPDR             SBI INT-TECH   81369Y803  18,671   700,322 SH       DEFINED          698,225  2,097
The Kroger Co                             COM            501044101  10,310   385,987 SH       DEFINED          385,987
US Bancorp                                COM NEW        902973304     365    11,510 SH       DEFINED           11,510
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886   7,222   170,606 SH       DEFINED          170,146    460
Wachovia Cp 2nd New                       COM            929903102     461    12,109 SH       DEFINED           12,109
Wal-mart Stores Inc                       COM            931142103   1,306    27,468 SH       DEFINED           27,468
Walgreen Co                               COM            931422109     577    15,164 SH       DEFINED           15,164
Wells Fargo & Co New                      COM            949746101     252    11,031 SH       DEFINED           11,031
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